Note 4. Allowance for Loan Losses	12 Months Ended
Dec. 31, 2011
Allowance for Credit Losses [Text Block]
4.	ALLOWANCE FOR LOAN LOSSES

An allowance for loan losses (“ALL”) is maintained to absorb losses from the loan portfolio.  The ALL is based on management’s continuing evaluation of the risk characteristics and credit quality of the loan portfolio, assessment of current economic conditions, diversification and size of the portfolio, adequacy of collateral, past and anticipated loss experience, and the amount of non-performing loans.

The Bank’s methodology for determining the ALL is based on the requirements of ASC Section 310-10-35 for loans individually evaluated for impairment (discussed above) and ASC Subtopic 450-20 for loans collectively evaluated for impairment, as well as the Interagency Policy Statements on the Allowance for Loan and Lease Losses and other bank regulatory guidance.   The total of the two components represents the Bank’s ALL.

Loans that are collectively evaluated for impairment are analyzed with general allowances being made as appropriate.  For general allowances, historical loss trends are used in the estimation of losses in the current portfolio.  These historical loss amounts are modified by other qualitative factors.

The classes described above provide the starting point for the ALL analysis.  Management tracks the historical net charge-off activity for each class.  A historical charge-off factor is calculated for each class utilizing a rolling 12 quarters.

“Pass” rated credits are segregated from “Criticized” credits for the application of qualitative factors.  Management has identified a number of qualitative factors which it uses to supplement the historical charge-off factor because these factors are likely to cause estimated credit losses associated with the existing loan pools to differ from historical loss experience.  The factors that are evaluated quarterly and updated using information obtained from internal, regulatory, and governmental sources are: national and local economic trends and conditions; levels of and trends in delinquency rates and non-accrual loans; trends in volumes and terms of loans; effects of changes in lending policies; experience, ability, and depth of lending staff; value of underlying collateral; and concentrations of credit from a loan type, industry and/or geographic standpoint.

Management reviews the loan portfolio on a quarterly basis using a defined, consistently applied process in order to make appropriate and timely adjustments to the ALL.  When information confirms all or part of specific loans to be uncollectible, these amounts are promptly charged off against the ALL.

An analysis of the change in the allowance for loan losses follows:

	2011	2010	2009
Balance, January 1	$2,665,607	$2,441,169	$2,525,202
Add:
Provision charged to operations	--	215,182	2,000
Loan recoveries	26,842	69,651	46,811
Less: Loans charged off	(417,273)	(60,395)	(132,844)
Balance, December 31	$2,275,176	$2,665,607	$2,441,169

The following tables summarize the primary segments of the ALL, segregated into the amount required for loans individually evaluated for impairment and the amount required for loans collectively evaluated for impairment as of December 31, 2011 and 2010.  Activity in the allowance is presented for the twelve months ended December 31, 2011 and 2010:

	Real Estate	Real Estate	Commercial	Consumer
	Residential	Commercial	and	and
December 31, 2011	and Farm	and Construction	Other Loans	Credit Cards	Total

Allowance for Loan Losses:
Beginning Balance	$671,646	$985,042	$954,526	$54,393	$2,665,607
Charge-offs	(19,095)	(392,830)	--	(5,348)	(417,273)
Recoveries	67	3,600	20,591	2,584	26,842
Provision	21,287	20,969	(42,256)	--	--
Ending Balance	$673,905	$616,781	$932,861	$51,629	$2,275,176

Ending Balance: individually evaluated for impairment	$0	$0	$358,662	$0	$358,662

Ending Balance: collectively evaluated for impairment	$673,905	$616,781	$574,199	$51,629	$1,916,514

	Real Estate	Real Estate	Commercial	Consumer
	Residential	Commercial	and	and
December 31, 2010	and Farm	and Construction	Other Loans	Credit Cards	Total

Allowance for Loan Losses:
Beginning Balance	$904,967	$646,940	$793,020	$96,242	$2,441,169
Charge-offs	(50,214)	--	--	(10,181)	(60,395)
Recoveries	563	44,345	18,470	6,273	69,651
Provision	(183,670)	293,757	143,036	(37,941)	215,182
Ending Balance	$671,646	$985,042	$954,526	$54,393	$2,665,607

Ending Balance: individually evaluated for impairment	$0	$131,765	$231,491	$0	$363,256

Ending Balance: collectively evaluated for impairment	$671,646	$853,277	$723,035	$54,393	$2,302,351

The allowance for loan losses is based on estimates, and actual losses will vary from current estimates.   Management believes that the breakdown of the homogeneous pools and the related historical loss ratios and other qualitative factors, as well as the consistency in the application of assumptions, result in an ALL that is representative of the risk found in the components of the portfolio at any given date.